Form N-1A Cover	Feb. 01, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Investment Managers Series Trust II
Entity Central Index Key	0001587982
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 01, 2026
Prospectus Date	Jan. 30, 2026